Sullivan & Worcester LLP	T 202 775 1200
1666 K Street NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

September 2, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

The Phoenix Edge Series Fund
(Phoenix Growth and Income Series)
CIK 0000792359
(File No. 333-168471)

Ladies and Gentlemen:

          This letter sets forth responses to oral comments received from Min Oh and Tony Burak of the staff of the Securities and Exchange Commission (the “SEC”) on August 27, 2010, with respect to the registration statement on Form N-14 that was filed by The Phoenix Edge Series Fund (the “Fund”) on August 2, 2010 (Accession No: 0000949377-10-000210), relating to the reorganization of Phoenix Comstock Series and Phoenix Equity 500 Index Series, each a series of the Fund, into Phoenix Growth and Income Series, a series of the Fund. Where noted, changes, as applicable, have been made to the President’s Letters, Q&As for Shareholders, Notices of Special Meeting of Shareholders, Prospectus/Proxy Statement and Pro Forma Financial Information. Marked copies of the foregoing documents are attached.

          Set forth below is each comment and the Fund’s response thereto.

Accounting Comments

1.	Comment:	On page i of the Q&A for Shareholders with respect to Equity Index, in the last line of the response to the second question, change “Equity Income” to “Equity Index.”

	Response:	The requested change has been made.

2.	Comment:	On page ii of the Q&A for Shareholders with respect to Equity Index, in the second line of the first full response, change “Equity Income” to “Equity Index.”

	Response:	The requested change has been made.

3.	Comment:	On page 3 of the General section, change “Equity Income” to “Equity Index” in the second line of the first paragraph.

BOSTON NEW YORK WASHINGTON, DC

EDGAR Operations Branch
September 2, 2010

	Response:	The requested change has been made.

4.	Comment:	On page 5 of the General section, in the second paragraph, change the reference to “pro forma financial statements” to “pro forma financial information.”

	Response:	The requested change has been made.

5.	Comment:	On page 7, change “Equity Income” to “Equity Index” at the end of the discussion under the heading “Why are the Reorganizations being proposed?”

	Response:	The requested change has been made.

6.	Comment:	On page 11, in the third paragraph, the disclosure indicates that “certain securities” held by the target funds may be sold after the reorganizations. If the registrant determines that the transactions costs associated with such sales may be material, provide an estimate of those costs in the prospectus/proxy statement.

	Response:	The Fund has determined that these costs will not be material. Therefore, no changes have been made.

7.	Comment:	On page 29 and 30, in the pro forma capitalization tables, please show the transaction costs associated with the sale of securities held by the target funds as adjustments that reduce the net assets of the combined fund, provided such costs are material. Also, include a footnote to the pro forma capitalization tables explaining the meaning of the adjustments.

	Response:	The Fund has determined that these costs will not be material. Therefore, no changes have been made.

8.	Comment:	In the second paragraph of the pro forma financial information, confirm that the successor series is advised by Virtus Investment Advisers, Inc. The staff believes that Virtus will not advise the successor series until after the other shareholder vote.

	Response:	The disclosure in the second paragraph of the pro forma financial information has been revised to reflect that the successor series is sub-advised by Virtus.

9.	Comment:	The tenth paragraph of the pro forma financial information, which begins “Predecessor Series A’s,” indicates that the adviser has contractually agreed to “limit the expense ratio” for the combined series at a rate of 0.20% of average net

EDGAR Operations Branch
September 2, 2010

assets. Please clarify in the disclosure that the 0.20% is a limit on other expenses rather than a limit on the expense ratio.

	Response:	The requested change has been made.

10.	Comment:	Disclose in the pro forma financial information that certain securities by the target funds may be sold after the reorganizations. If the registrant determines that the transactions costs associated with sales of securities held by the target funds will be material, provide an estimate of those costs in the pro forma financial information and revise the disclosure in the pro forma financial information to reflect any adjustments for those costs.

	Response:	Disclosure regarding the possible sale of securities after the reorganizations has been added. The Fund has determined that the costs associated with these sales will not be material. Therefore, no estimate has been added.

Non-Accounting Comments

11.	Comment:	Please add the area code and telephone number on the facing sheet of the filing.

	Response:	The requested change will be made in the registrant’s post-effective amendment filing that is filed for the purpose of adding the required tax opinion to the registration statement.

12.	Comment:	If information is to be provided by incorporation by reference to other documents, please confirm the Fund will comply with the delivery requirements. Each document being incorporated by reference must be specifically identified, and the file number must be provided (see page 5 of prospectus/proxy and SAI).

	Response:	We confirm the Fund will comply with the delivery requirement of information incorporated by reference from the prospectus and SAI.

SEC file numbers of the documents incorporated by reference have been included.

13.	Comment:	In each Shareholder Letter, in the 4th paragraph, please also describe the revocation right of contract owners. Also, add this description of revocation rights anywhere that the voting process is described.

	Response:	The requested changes have been made.

EDGAR Operations Branch
September 2, 2010

14.	Comment:	In each Q&A, in the sixth full response on page ii, please describe the relationship of PVA and VIA to the Fund or the transaction.

	Response:	The requested changes have been made.

15.	Comment:	Any defined terms should be used consistently and accurately throughout all documents (i.e. in the second paragraph of the Notice to Shareholders, the meeting location description is different from the first paragraph of the prospectus/proxy; use of the term Contract vs. Variable Contract).

	Response:	The requested changes have been made.

16.	Comment:	Please confirm the information on pages 1-5 will reflect the information required under Item 1(b) of Form N-14.

	Response:	The Fund confirms that the information on pages 1-5 reflects the information required under Item 1(b) of Form N-14.

17.	Comment:	In the second to last paragraph preceding the chart on page 3, please confirm the identity of the subadvisor of Comstock and Equity Index.

	Response:	As disclosed in the May 1, 2010 prospectuses for the Phoenix Comstock Series and Phoenix Equity 500 Index Series as well as an information statement that was filed by the Fund with the Commission on July 13, 2010, Invesco Advisers, Inc. became the subadvisor to Phoenix Comstock Series and Phoenix Equity 500 Index Series effective June 1, 2010.

18.	Comment:	Please delete the first two bullet points at the bottom of page 5, as per Items 4(b)(1)(ii) & (iii) of Form N-1A.

	Response:	The variable insurance products for which the Series serve as investment options are sold through network arrangements with banks. Therefore, the requested changes have not been made.

19.	Comment:	Please note that part of the summary must include a comparison of the series’ investment objectives, strategies, and other features, with a bigger discussion later in the document (in this document, the summary includes the full discussion).

	Response:	The Fund acknowledges that Item 3(b) of Form N-14 requires a summary at the beginning of the prospectus that discusses the key features of the reorganizations and the funds involved. The summary that appears at the front of the prospectus/proxy statement includes a discussion of the key features of the reorganizations, including the primary federal tax consequences of the reorganizations. The summary also includes a comparison of the investment objectives

EDGAR Operations Branch
September 2, 2010

and strategies, purchase and redemption procedures and distribution procedures between the funds involved in each reorganization. As permitted by Item 3(b) of Form N-14, the summary at the front of the prospectus/proxy statement includes a comparison of other significant considerations, such as fees and expenses, performance and advisors and subadvisors.

The Staff states that the summary at the front of the prospectus/proxy statement includes the full discussion. The Fund notes that there is a fuller discussion of the reorganizations, including the primary federal tax consequences of the reorganizations, purchase and redemption procedures and distribution procedures later in the prospectus/proxy statement. Although there is not a discussion of the investment objectives and strategies later in the prospectus/proxy statement, the Fund notes that there is a comparison of the investment objectives and strategies at the beginning of the prospectus/proxy statement. The Fund believes that providing a description of the Series’ investment objectives and strategies in three different places in the prospectus/proxy statement is repetitive and unnecessary, particularly given that contract owners will also receive a copy of the prospectus for the acquiring Series along with the prospectus/proxy statement. Therefore, it has not included a third discussion of the investment objectives and strategies later in the prospectus/proxy statement. Furthermore, the Fund believes that the comparison of the investment strategies immediately after the description of the investment objectives required by Item 1(a) of Form N-14 is the most logical location for such a comparison to be made.

The Fund believes the presentation of information regarding the reorganizations and the Series involved in the reorganizations is a reasonable one. Moreover, the Fund does not believe that contract owners receiving the prospectus/proxy statement will be disadvantaged as a result of the presentation of information in the prospectus/proxy statement because the key features of the reorganizations and the Series are discussed in a clear and concise manner in the summary that appears in the front of the prospectus/proxy statement.

20.	Comment:	Under “Why are the Reorganizations being proposed?” on page 7, in the fourth sentence, be more precise, like on page 11, for which pro forma, i.e. one or both reorganizations. Be clear of what permutation is made when discussing fees and expenses, i.e. last sentence of first paragraph under “How will the Reorganizations affect me” on page 8; last sentence on page 24.

	Response:	The requested changes have been made.

21.	Comment:	For clarity, please explain what is meant by the close of business on page 8 in the second paragraph after the first

EDGAR Operations Branch
September 2, 2010

question. Please reconcile with the description on page 26 in the second paragraph discussing valuation.

	Response:	The disclosure on page 8 has been revised to make clear that the value of the shareholders’ investments will be the same before and after the reorganizations.

22.	Comment:	The descriptions of the investment strategies do not appear to fully reflect those from the summary prospectus. Please revise accordingly. The last bullet point was not included, and the fourth bullet point for Growth & Income was not included.

	Response:	The requested changes have been made.

23.	Comment:	On page 11, in the second paragraph after the chart, please clarify if this refers to principal policies, practices and restrictions.

	Response:	The requested change has been made.

24.	Comment:	On page 11, in the preamble to the fee table, please highlight that Growth and Income will be subject to a 12b-1 fee after the reorganization. In addition, please add appropriate risk factors here, or with the advisory fee discussion on page 20, or in the third paragraph on page 31 discussion of the distribution fee (i.e. that these fees come out of the shareholder’s investment and may be higher than other expenses over time).

	Response:	The requested changes have been made and additional disclosure has been added.

25.	Comment:	On page 14, the caveat about expenses not including Contract charges should also be provided prior to the expense table.

	Response:	The requested change has been made.

26.	Comment:	Please confirm the performance tables on page 16 will comply with the requirements of Item 4(b)(2) of Form N-1A.

	Response:	The Fund confirms that the performance tables in the printed version will comply with the requirements of Item 4(b)(2) of Form N-1A.

27.	Comment:	On page 18 under the caption “Advisor”, please include disclosure of the change of PVA to VIA for Growth & Income. For example, the last paragraph of page 19 and the first paragraph of page 20 should be added to the disclosure.

	Response:	The requested changes have been made.

EDGAR Operations Branch
September 2, 2010

28.	Comment:	Footnote (b) to the expense table on page 12 should comply with the requirements for the fee table under Form N-1A.

	Response:	The requested change has been made.

29.	Comment:	Based on the Comstock summary prospectus, the principal risk disclosures do not appear accurate. Comstock is also subject to portfolio turnover risk.

	Response:	The requested change has been made.

30.	Comment:	Confirm the accuracy of the fifth bullet point on page 25 regarding the non-affiliated insurance companies, as this seems contrary to the statement on page 39 that says the Insurance Companies own all outstanding shares of the Series.

	Response:	The statement on page 25 has been revised to clarify that the Series will be offered to non-affiliated insurance companies only after the reorganizations.

31.	Comment:	On page 27, in the first full paragraph, add receipt of the tax opinion as a condition for the transaction.

	Response:	The requested change has been made.

32.	Comment:	On page 31, the next to last sentence of the second paragraph under the heading “Purchase and Redemption Procedures” is not clear as to whether it refers to business day, so this needs more precision about which NAV is used when buying or selling shares.

	Response:	The requested change has been made.

33.	Comment:	On page 36, if applicable, describe the effect of broker non-votes as required by Item 7(c)(2) of Form N-14 (which refers to Item 22(b) of Schedule 14A).

	Response:	This disclosure is not applicable because there are not expected to be any broker non-votes for the proposals because Phoenix knows the identity of the contract owners.

34.	Comment:	Please explain to the Staff and provide the basis for the second sentence in the last full paragraph of page 37.

	Response:	The second sentence has been removed from the prospectus/proxy statement, as the insurance companies no longer have any general account investments in the Series.

35.	Comment:	In the last paragraph of page 38, provide the cost of engaging Broadridge, as required under Item 7(a) of Form N-14 (which refers to Item 4 of Schedule 14A).

EDGAR Operations Branch
September 2, 2010

	Response:	The Fund notes that the agreement with Broadridge does not include a solicitation arrangement, as solicitation of votes is not expected to be required for these transactions. If solicitation must subsequently be arranged by third party or advisor employees, any expenses therefor would be borne by VIA and PVA, so shareholders would not incur any additional cost.

36.	Comment:	Please clarify how proxies will be counted toward a vote for adjournment.

	Response:	To the extent permitted by the SEC’s proxy rules, the persons named as proxies may use their discretionary authority to vote on questions of adjournment, unless otherwise instructed by the insurance company separate accounts granting proxies. The disclosure in the prospectus/proxy statement has been revised to clarify how proxies will be counted toward a vote for adjournment.

37.	Comment:	In the Shareholder Information on page 39, provide the total number of shares for Growth and Income also, as per Item 7(c)(3) of Form N-14.

	Response:	The requested change has been made.

38.	Comment:	Based on the anticipated reorganization of Growth and Income into a Delaware statutory trust, along with the adoption of a new declaration of trust and by-laws and the information in the second paragraph under Form of Organization on page 32, please add appropriate indemnification disclosure to Item 15 of Part C, pursuant to the new declaration of trust and by-laws.

	Response:	The requested change will be made in the registrant’s post-effective amendment filing that is filed for the purpose of adding the required tax opinion to the registration statement.

39.	Comment:	In Item 16 of Part C, in Exhibit 10, please provide the exhibits for the 12b-1 plans.

	Response:	The Fund will file the 12b-1 plans as Exhibit 10 to the registration statement in the registrant’s post-effective amendment filing that is filed for the purpose of adding the required tax opinion to the registration statement. The Fund notes that the 12b-1 plans were filed as Exhibit 7(e) to the registration statement on Form N-14 that was filed on August 2, 2010.

40.	Comment:	Please provide Tandy representations and a response letter.

	Response:	The requested Tandy representations are set forth below.

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EDGAR Operations Branch
September 2, 2010

The Fund acknowledges that:

1.	it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced Registration Statement;

2.	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; and

3.	the Fund may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

*	*	*

          Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton
John L. Chilton

Enclosures

cc:	Kathleen A. McGah, Esq.
Kevin J. Carr, Esq.
Robert N. Hickey, Esq.